                        ACM INSTITUTIONAL RESERVES, INC.



                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 1995

STATEMENT OF NET ASSETS
OCTOBER 31, 1995 (UNAUDITED)        ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY                                      YIELD       VALUE
--------------------------------------------------------------------------------

         COMMERCIAL PAPER--45.4%
         Abbey National North America
$ 2,000    12/07/95  . . . . . . . . . . . . . . . .       5.67% $  1,988,660
         Abn Amro North America Finance
  5,000    2/05/96 . . . . . . . . . . . . . . . . .       5.85     4,922,000
         AGA Capital, Inc.
  1,500    11/29/95  . . . . . . . . . . . . . . . .       5.77     1,493,268
         Alamo Funding
  5,000    12/19/95  . . . . . . . . . . . . . . . .       5.73     4,961,800
         Allianz Of America Finance Corp.
  5,000    12/08/95  . . . . . . . . . . . . . . . .       5.70     4,970,708
         BBV Finance Delaware, Inc.
  5,000    12/05/95  . . . . . . . . . . . . . . . .       5.67     4,973,225
         BHF Finance Delaware, Inc.
  6,000    11/06/95  . . . . . . . . . . . . . . . .       5.74     5,995,217
         Bil North America, Inc.
  5,000    11/13/95  . . . . . . . . . . . . . . . .       5.72     4,990,467
         Caisse Centrale Jardins
           du Quebec
  5,000    12/27/95  . . . . . . . . . . . . . . . .       5.70     4,955,667
         Chemical Banking Corp.
  5,000    1/19/96 . . . . . . . . . . . . . . . . .       5.70     4,937,458
         Chiao Tung Bank Co., Ltd.
  7,000    2/06/96 . . . . . . . . . . . . . . . . .       5.68     6,892,869
         CS First Boston, Inc.
  2,500    11/30/95  . . . . . . . . . . . . . . . .       5.73     2,488,460
         Den Danske Corp.
  4,000    1/29/96 . . . . . . . . . . . . . . . . .       5.71     3,943,495
         Eksportfinans
  7,000    12/08/95  . . . . . . . . . . . . . . . .       5.67     6,959,208
         General Electric Capital Corp.
  5,000    12/14/95  . . . . . . . . . . . . . . . .       5.67     4,966,138
         Hanson Finance
  5,000    1/26/96 . . . . . . . . . . . . . . . . .       5.72     4,931,678
         Mitsubishi Motors Credit
           of America
  3,000    11/27/95  . . . . . . . . . . . . . . . .       5.95     2,987,108
         New South Wales
           Treasury Corp.
  7,000    1/08/96 . . . . . . . . . . . . . . . . .       5.70     6,924,633
         Province of Quebec
  3,000    12/06/95  . . . . . . . . . . . . . . . .       6.10     2,982,208
         Santander Finance
           Delaware, Inc.
  6,000    3/25/96 . . . . . . . . . . . . . . . . .       5.62     5,864,304
         Sumitomo Corp. of America
  6,000    11/16/95  . . . . . . . . . . . . . . . .       5.75     5,985,625
         Svenska Handelsbanken
  4,000    11/13/95  . . . . . . . . . . . . . . . .       5.70     3,992,400
         Swedish Export Credit Corp.
  7,000    1/19/96 . . . . . . . . . . . . . . . . .       5.69     6,912,595
         Thames Asset Global
           Securitization
  7,000    11/30/95  . . . . . . . . . . . . . . . .       5.75     6,967,576
         Vattenfall Treasury, Inc.
  5,000    12/14/95  . . . . . . . . . . . . . . . .       5.67     4,966,138
         Westpac Capital Corp.
  5,000    12/13/95  . . . . . . . . . . . . . . . .       5.67     4,966,925
                                                                 ------------

         Total Commercial Paper
           (amortized cost
           $126,919,830) . . . . . . . . . . . . . .              126,919,830
                                                                 ------------
         CERTIFICATES OF DEPOSIT--25.8%
         Bank of Montreal
  5,000    5.77%, 12/05/95 . . . . . . . . . . . . .       5.76     5,000,043
         Bank of Tokyo
  5,000    5.84%, 11/06/95 . . . . . . . . . . . . .       5.83     5,000,007
         Banque Nationale de Paris
  5,000    5.79%, 1/31/96  . . . . . . . . . . . . .       5.80     4,999,864
         Banque Paribas
  5,000    5.80%, 11/01/95 . . . . . . . . . . . . .       5.80     5,000,000
         Canadian Imperial Bank
           of Commerce
  6,000    5.77%, 11/30/95 . . . . . . . . . . . . .       5.77     5,999,978
         Commerzbank
  6,000    5.80%, 1/31/96  . . . . . . . . . . . . .       5.79     6,000,149
         Dai Ichi Kangyo Bank Ltd.
  2,000    5.90%, 11/27/95 . . . . . . . . . . . . .       5.89     2,000,014
         Deutsche Bank
  5,000    5.68%, 3/15/96  . . . . . . . . . . . . .       5.75     4,998,034
  2,000    5.79%, 1/31/96  . . . . . . . . . . . . .       5.80     1,999,941
  5,000    6.07%, 9/13/96  . . . . . . . . . . . . .       6.07     5,000,000
         Fuji Bank
  2,000    5.96%, 11/27/95 . . . . . . . . . . . . .       5.91     2,000,042
         Industrial Bank of Japan
  2,000    5.90%, 11/20/95 . . . . . . . . . . . . .       5.92     1,999,972
         Mitsubishi Bank
  4,000    6.00%, 1/10/96  . . . . . . . . . . . . .       6.00     4,000,000
         National Westminster Bank
  5,000    5.78%, 11/30/95 . . . . . . . . . . . . .       5.76     5,000,073
         Norinchukin Bank
  2,000    5.98%, 11/20/95 . . . . . . . . . . . . .       5.84     2,000,131
         Societe Generale N.A., Inc.
  5,000    7.65%, 1/11/96  . . . . . . . . . . . . .       6.17     5,012,548
  3,000    5.73%, 1/16/96  . . . . . . . . . . . . .       5.83     2,999,291

STATEMENT OF NET ASSETS (CONTINUED) ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL
 AMOUNT
  (000)     SECURITY                                      YIELD       VALUE
--------------------------------------------------------------------------------

         Sumitomo Bank
$ 3,000    5.93%, 11/20/95 . . . . . . . . . . . . .       5.92% $  3,000,016
                                                                 ------------

         Total Certificates of Deposit
           (amortized cost
           $72,010,103). . . . . . . . . . . . . . .               72,010,103
                                                                 ------------

         BANK OBLIGATIONS--12.2%
         Bank of America Illinois
  3,000    5.80%, 1/12/96  . . . . . . . . . . . . .       5.80     3,000,000
         Bayerische Landesbank
  5,000    4.63%, 4/02/96  . . . . . . . . . . . . .       5.80     4,975,017
         Comerica Bank
  2,000    5.56%, 11/22/95 FRN . . . . . . . . . . .       5.72     1,999,815
         FCC National Bank
           Wilmington Delaware
  5,000    5.70%, 2/16/96 FRN. . . . . . . . . . . .       5.66     5,000,555
         J.P. Morgan & Co.
 10,000    5.86%, 4/08/96 FRN. . . . . . . . . . . .       5.88     9,999,122
         Mellon Financial Co.
  2,250    6.13%, 11/15/95 . . . . . . . . . . . . .       5.80     2,249,968
         Morgan Guaranty Trust Co.
  2,000    6.00%, 10/30/96 . . . . . . . . . . . . .       6.00     2,000,000
         Wachovia Bank
  5,000    6.30%, 7/15/96  . . . . . . . . . . . . .       5.78     5,016,906
                                                                 ------------

         Total Bank Obligations
           (amortized cost
           $34,241,383). . . . . . . . . . . . . . .               34,241,383
                                                                 ------------

         CORPORATE OBLIGATIONS--7.9%
         Abbey National Treasury
           Services
  5,000    7.40%, 12/15/95 . . . . . . . . . . . . .       6.60     5,004,067
         C.I.T Group Holdings, Inc.
  5,000    8.75%, 2/15/96  . . . . . . . . . . . . .       5.83     5,039,353
         General Electric Capital Corp.
  5,000    5.60%, 7/22/96 FRN. . . . . . . . . . . .       5.80     4,992,738
         Goldman Sachs Group
  3,000    5.50%, 11/02/95 FRN . . . . . . . . . . .       5.50     3,000,000
         Merrill Lynch & Co., Inc.
  4,000    5.90%, 4/01/96 FRN. . . . . . . . . . . .       5.90     4,000,000
                                                                 ------------

         Total Corporate Obligations
           (amortized cost
           $22,036,158). . . . . . . . . . . . . . .               22,036,158
                                                                 ------------

         U.S. GOVERNMENT & AGENCY
           OBLIGATIONS--7.2%
         Federal Home Loan Bank
  5,000    5.97%, 7/18/96  . . . . . . . . . . . . .       5.97     5,000,000
  8,000    9.80%, 3/25/96  . . . . . . . . . . . . .       5.81     8,121,179
         Federal National Mortgage
           Association
  2,000    5.81%, 9/27/96  . . . . . . . . . . . . .       5.81     2,000,000
         Student Loan Marketing
           Association
  5,000    5.80%, 1/21/98 FRN. . . . . . . . . . . .       5.83     4,996,805
                                                                  -----------

         Total U.S. Government &
           Agency Obligations
           (amortized cost
           $20,117,984). . . . . . . . . . . . . . .               20,117,984
                                                                 ------------

         REPURCHASE
           AGREEMENT--0.6%
         State Street Repo
  1,700    5.50%, dated 10/31/95,
           due 11/01/95 in the amount
           of $1,700,260 (cost
           $1,700,000; collateralized
           by $1,330,000 U.S. Treasury
           Bonds, 8.75%, 5/15/17,
           value--$1,734,000). . . . . . . . . . . .       5.50     1,700,000
                                                                 ------------

         TOTAL INVESTMENTS--99.1%
           (amortized cost
           $277,025,458) . . . . . . . . . . . . . .              277,025,458
         Other assets less
           liabilities--0.9% . . . . . . . . . . . .                2,468,509
                                                                 ------------

         NET ASSETS--100%
           (offering and redemption
           price of $1.00 per share;
           279,650,223 shares
           outstanding). . . . . . . . . . . . . . .             $279,493,967
                                                                 ------------
                                                                 ------------
--------------------------------------------------------------------------------

GLOSSARY OF TERMS:

FRN   Floating Rate Note

See notes to financial statements.



STATEMENT OF NET ASSETS
OCTOBER 31, 1995 (UNAUDITED)   ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL
 AMOUNT
  (000)     SECURITY                                      YIELD       VALUE
--------------------------------------------------------------------------------

         U.S. GOVERNMENT & AGENCY
           OBLIGATIONS--95.5%
         FEDERAL HOME LOAN
           MORTGAGE CORP.--28.6%
$ 2,000    11/10/95  . . . . . . . . . . . . . . . .       5.60% $  1,997,200
  7,000    1/02/96 . . . . . . . . . . . . . . . . .       5.60     6,932,489
  6,000    11/20/95  . . . . . . . . . . . . . . . .       5.61     5,982,235
  3,400    11/27/95  . . . . . . . . . . . . . . . .       5.62     3,386,200
  5,500    11/15/95  . . . . . . . . . . . . . . . .       5.63     5,487,958
  5,000    11/20/95  . . . . . . . . . . . . . . . .       5.64     4,985,117
    500    5/01/96 . . . . . . . . . . . . . . . . .       5.88       485,136
  1,000    3/29/96 . . . . . . . . . . . . . . . . .       5.97       975,291
  1,000    4/01/96 . . . . . . . . . . . . . . . . .       6.20       973,822
    750    6.45%, 4/08/96  . . . . . . . . . . . . .       6.50       749,779
                                                                 ------------
                                                                   31,955,227
                                                                 ------------

         FEDERAL FARM CREDIT BANK--23.6%
  2,675    11/21/95  . . . . . . . . . . . . . . . .       5.81     2,666,366
    500    5.60%, 7/01/96  . . . . . . . . . . . . .       5.69       499,677
 10,000    5.75%, 5/24/96 FRN. . . . . . . . . . . .       5.79     9,998,874
  4,000    5.76%, 6/20/96 FRN. . . . . . . . . . . .       5.81     3,998,732
  7,300    5.77%, 9/03/96 FRN. . . . . . . . . . . .       5.77     7,300,000
  2,000    6.76%, 2/28/96  . . . . . . . . . . . . .       6.71     2,000,183
                                                                 ------------
                                                                   26,463,832
                                                                 ------------

         FEDERAL NATIONAL MORTGAGE
           ASSOCIATION--23.0%
  5,000    2/28/96 . . . . . . . . . . . . . . . . .       5.54     4,908,436
  2,000    2/21/96 . . . . . . . . . . . . . . . . .       5.55     1,965,498
  1,000    12/27/95  . . . . . . . . . . . . . . . .       5.58       991,320
  5,000    1/25/96 . . . . . . . . . . . . . . . . .       5.58     4,934,125
  1,000    12/08/95  . . . . . . . . . . . . . . . .       5.63       994,214
  4,000    5.76%, 10/15/96 FRN . . . . . . . . . . .       5.83     3,997,344
  5,000    5.78%, 9/03/96 FRN. . . . . . . . . . . .       5.82     4,998,382
  2,000    5.81%, 9/27/96  . . . . . . . . . . . . .       5.81     2,000,000
  1,000    6.48%, 3/27/96  . . . . . . . . . . . . .       5.81     1,002,336
                                                                 ------------
                                                                   25,791,655
                                                                 ------------

         FEDERAL HOME LOAN BANK--11.6%
  4,500    4.36%, 4/25/96  . . . . . . . . . . . . .       5.78     4,468,576
  2,500    5.63%, 8/05/96 FRN. . . . . . . . . . . .       5.75     2,497,327
  3,500    5.97%, 7/18/96  . . . . . . . . . . . . .       5.97     3,500,000
  2,500    5.99%, 9/18/96  . . . . . . . . . . . . .       5.99     2,500,000
                                                                 ------------
                                                                   12,965,903
                                                                 ------------

         STUDENT LOAN MARKETING
           ASSOCIATION--8.7%
  1,715    5.60%, 7/19/96 FRN. . . . . . . . . . . .       5.57     1,715,326
  4,000    5.80%, 1/21/98 FRN. . . . . . . . . . . .       5.83     3,997,444
  4,000    5.85%, 1/23/97 FRN. . . . . . . . . . . .       5.80     4,010,801
                                                                 ------------
                                                                    9,723,571
                                                                 ------------
         Total U.S. Government &
           Agency Obligations
           (amortized cost
           $106,900,188) . . . . . . . . . . . . . .              106,900,188
                                                                 ------------

         REPURCHASE
           AGREEMENT--2.0%
           State Street Repo
  2,300    5.50%, dated 10/31/95,
           due 11/01/95 in the amount
           of $2,300,351 (cost
           $2,300,000; collateralized by
           $1,800,000 U.S. Treasury
           Bonds, 8.75%, 5/15/17,
           value--$2,346,000). . . . . . . . . . . .       5.50     2,300,000
                                                                 ------------

         TOTAL INVESTMENTS--97.5%
           (amortized cost
           $109,200,188) . . . . . . . . . . . . . .              109,200,188
         Other assets less
           liabilities--2.5% . . . . . . . . . . . .                2,758,413
                                                                 ------------

         NET ASSETS--100%
           (offering and redemption
           price of $1.00 per share;
           112,073,965 shares
           outstanding). . . . . . . . . . . . . . .             $111,958,601
                                                                 ------------
                                                                 ------------
--------------------------------------------------------------------------------

GLOSSARY OF TERMS:

FRN   Floating Rate Note

See notes to financial statements.


STATEMENT OF NET ASSETS
OCTOBER 31, 1995 (UNAUDITED)     ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                     YIELD       VALUE
--------------------------------------------------------------------------------

         ALABAMA--6.5%
         Alabama HFA
           (Rime Village Hoover
           Project) Series '88A
$ 2,000    11/13/95  . . . . . . . . . . . . . . . .       3.90% $  2,000,000
         Alabama HFA MFHR
           (Northbrook Project)
           Series '89A VRDN*
    560    4/01/14 . . . . . . . . . . . . . . . . .       4.20       560,000
         Bridgeport IDR
           (Beaulieu Nylon Inc.
           Project) Series '87
           VRDN*
  2,500    11/01/15  . . . . . . . . . . . . . . . .       4.30     2,500,000
                                                                 ------------
                                                                    5,060,000
                                                                 ------------
         CALIFORNIA--4.9%
         Alameda County TRAN
           Board of Education
    750    7/05/96 . . . . . . . . . . . . . . . . .       4.50       752,403
         Santa Clara TRAN
           Unified School District
           Series '95
  1,000    7/10/96 . . . . . . . . . . . . . . . . .       4.50     1,003,307
         Tustin Assessment
           District 85-1
  2,000    11/17/95  . . . . . . . . . . . . . . . .       4.15     2,000,000
                                                                 ------------
                                                                    3,755,710
                                                                 ------------
         COLORADO--1.0%
         Denver Airport Revenue
           Series B AMT
    800    11/06/95  . . . . . . . . . . . . . . . .       4.25       800,000
                                                                 ------------

         DISTRICT OF COLUMBIA--4.9%
         District of Columbia GO
           Series '92 A-2
           VRDN*
  2,800    10/01/07  . . . . . . . . . . . . . . . .       4.10     2,800,000
         District of Columbia
           HFA MFHR
           (Tyler Housing Trust)
           AMT VRDN*
  1,000    8/01/25 . . . . . . . . . . . . . . . . .       4.40     1,000,000
                                                                 ------------
                                                                    3,800,000
                                                                 ------------
         FLORIDA--1.3%
         Broward County HFA MFHR
           (Sawgrass Pines Apts.)
           Series '93A AMT VRDN*
  1,000    11/01/23  . . . . . . . . . . . . . . . .       4.30     1,000,000
                                                                 ------------

         GEORGIA--4.4%
         Fulton County Housing
           Authority
           Series '86A VRDN*
  1,000    8/01/16 . . . . . . . . . . . . . . . . .       4.30     1,000,000
         Macon-Bibb County
           Hospital Rev.
           (Charter Med/Macon)
           Series '86 VRDN*
  2,400    3/01/05 . . . . . . . . . . . . . . . . .       4.25     2,400,000
                                                                 ------------
                                                                    3,400,000
                                                                 ------------
         IDAHO--2.6%
         Custer County PCR
           (Amoco Project: Cyprus
           Minerals) Series '83
           Putable
  2,000    4/01/96 . . . . . . . . . . . . . . . . .       3.80     2,000,000
                                                                 ------------

         ILLINOIS--6.1%
         Fulton County Solid
           Waste Disposal
           (Fulton Project)
           Series A
  1,000    11/02/95  . . . . . . . . . . . . . . . .       4.00     1,000,000
         Illinois Finance Dev. Auth.
           (U.G.N. Inc. Project)
           Series '86
           AMT VRDN*
  2,000    9/15/11 . . . . . . . . . . . . . . . . .       4.45     2,000,000
         Illinois Health Fac. Auth.
           (Springfield Memorial
           Medical Center)
           Series '85C VRDN*
  1,200    1/01/16 . . . . . . . . . . . . . . . . .       4.00     1,200,000
         Vernon Hills IDR
           (Kinder Care Center)
           VRDN*
    550    2/01/01 . . . . . . . . . . . . . . . . .       4.15       550,000
                                                                 ------------
                                                                    4,750,000
                                                                 ------------
         INDIANA--5.4%
         Jasper County
           (N. Indiana Public
           Service Project)
           Series '88A
  1,100    11/14/95  . . . . . . . . . . . . . . . .       3.90     1,100,000
         Jasper County
           (N. Indiana Public
           Service Project)
           Series '88B
    550    11/08/95  . . . . . . . . . . . . . . . .       3.80       550,000
  2,500    12/11/95  . . . . . . . . . . . . . . . .       3.80     2,500,000
                                                                 ------------
                                                                    4,150,000
                                                                 ------------


STATEMENT OF NET ASSETS (CONTINUED)
                                 ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                     YIELD       VALUE
--------------------------------------------------------------------------------


         KENTUCKY--2.6%
         Bowling Green IDR
           (TWN Fastener Inc.
           Project) Series '88
           AMT VRDN*
$ 2,000    3/01/08 . . . . . . . . . . . . . . . . .       4.45% $  2,000,000
                                                                 ------------

         LOUISIANA--2.6%
         Louisiana Public Fac. Auth.
           Hospital Equipment Fin. . . . . . . . ..
           Program Series '85A
           VRDN*
  2,000    12/01/05  . . . . . . . . . . . . . . . .       4.30     2,000,000
                                                                 ------------

         MARYLAND--3.0%
         Maryland Health &
           Education Facilities
           (Loyola College Issue)
           Series '85 VRDN*
  2,300    10/01/10  . . . . . . . . . . . . . . . .       3.85     2,300,000
                                                                 ------------

         MINNESOTA--0.6%
         Eden Prairie Industrial
           Dev. Auth.
           (Kinder Care Project)
           Series C VRDN*
    465    2/01/01 . . . . . . . . . . . . . . . . .       4.15       465,000
                                                                 ------------

         MISSOURI--3.3%
         Blue Springs Industrial
           Dev. Auth.
           (Kinder Care Project)
           Series C VRDN*
    540    2/01/01 . . . . . . . . . . . . . . . . .       4.15       540,000
         St Louis Industrial Dev. Auth.
           (United Industries Corp./
           Rex Realty Co.)
           Series A
           AMT VRDN*
  1,000    1/01/01 . . . . . . . . . . . . . . . . .       4.45     1,000,000
         St. Louis County IDR
           (Schnuck Mkts.)
           VRDN*
  1,000    12/01/15  . . . . . . . . . . . . . . . .       4.45     1,000,000
                                                                 ------------
                                                                    2,540,000
                                                                 ------------
         NEW JERSEY--2.6%
         Jersey City BAN
  2,000    9/27/96 . . . . . . . . . . . . . . . . .       4.75     2,012,694
                                                                 ------------

         OHIO--1.6%
         Toledo Ohio
           Special Assessment Note
  1,260    12/01/95  . . . . . . . . . . . . . . . .       4.52     1,260,164
                                                                 ------------

         OKLAHOMA--2.5%
         Broken Arrow IDR
           (Paragon Films Project)
           AMT VRDN*
  1,970    8/01/04 . . . . . . . . . . . . . . . . .       4.25     1,970,000
                                                                 ------------

         PENNSYLVANIA--13.5%
         Allegheny County
           (U.S. Steel Environment
           Imp.) Series '85
  2,000    12/08/95  . . . . . . . . . . . . . . . .       4.00     2,000,000
         Montgomery County
           Industrial Dev. Auth.
           (Kinder Care Project)
           Series D VRDN*
    400    10/01/00  . . . . . . . . . . . . . . . .       4.15       400,000
         Philadelphia Gas Works
           Series B
  3,000    11/09/95  . . . . . . . . . . . . . . . .       3.80     3,000,000
         Philadelphia GO TRAN
           Series A
  1,000    6/27/96 . . . . . . . . . . . . . . . . .       4.50     1,003,594
         Philadelphia Industrial
           Dev. Auth.
           Hospital Revenue:
           Charter Hospital
           Series '86 VRDN*
  2,000    1/01/01 . . . . . . . . . . . . . . . . .       4.25     2,000,000
         Philadelphia School
           District TRAN
  1,000    6/28/96 . . . . . . . . . . . . . . . . .       4.50     1,003,477
         Washington County
           Higher Education Pooled
           Equipment Series '85A
           VRDN*
  1,000    11/01/05  . . . . . . . . . . . . . . . .       4.00     1,000,000
                                                                 ------------
                                                                   10,407,071
                                                                 ------------
         TEXAS--14.4%
         Brownsville Utility Systems
           Series A
  2,000    12/11/95  . . . . . . . . . . . . . . . .       3.85     2,000,000


STATEMENT OF NET ASSETS (CONTINUED)
                                 ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT
  (000)     SECURITY+                                     YIELD       VALUE
--------------------------------------------------------------------------------

         Calhoun County Industrial
           Dev. Auth.
           (Formosa Plastics Corp.
           Project) Series '94
           VRDN*
$ 3,000    11/01/15  . . . . . . . . . . . . . . . .       4.30% $  3,000,000
         Dallas Rapid Transit
           Series A
  2,000    12/21/95  . . . . . . . . . . . . . . . .       3.80     2,000,000
         El Paso HFA MFHR
           (Viva Apartments
           Project) Series '93 AMT
           Putable
  1,500    9/01/96 . . . . . . . . . . . . . . . . .       4.25     1,500,000
         Midlothian Industrial
           Dev. Corp.
           (Box-Crow Cement Co.)
           VRDN*
    600    12/01/09  . . . . . . . . . . . . . . . .       4.40       600,000
         Tyler Health Facilities
           (East Texas Medical
           Center)
  2,000    12/06/95  . . . . . . . . . . . . . . . .       4.05     2,000,000
                                                                 ------------
                                                                   11,100,000
                                                                 ------------
         UTAH--1.9%
         Intermountain Power Agency
           Power Supply Rev.
           Series '85F
  1,500    12/12/95  . . . . . . . . . . . . . . . .       3.85     1,500,000
                                                                 ------------

         VIRGINIA--4.3%
         Peninsula Port Authority
           Series '87B
  1,700    12/07/95  . . . . . . . . . . . . . . . .       3.90     1,700,000
         Richmond GO Bond
           Series A
  1,600    1/15/96 . . . . . . . . . . . . . . . . .       3.80     1,600,798
                                                                 ------------
                                                                    3,300,798
                                                                 ------------
         WASHINGTON--6.0%
         Pilchuck IDR
           (Crystal Creek Association)
           Series III '89 VRDN*
    408    8/01/10 . . . . . . . . . . . . . . . . .       4.15       408,000
         Pilchuck IDR
           (Kohkoku USA Project)
           AMT VRDN*
    450    11/01/99  . . . . . . . . . . . . . . . .       4.25       450,000
         Pilchuck IDR
           (Trinity at Canyon Park)
           Series III '89 VRDN*
    829    8/01/10 . . . . . . . . . . . . . . . . .       4.15       829,000
         Washington GO
           Community Economic
           Revitalization Board
           Series '88 VRDN*
  2,985    7/01/98 . . . . . . . . . . . . . . . . .       4.30     2,985,000
                                                                 ------------
                                                                    4,672,000
                                                                 ------------
         WISCONSIN--2.9%
         Wausau PCR
           (Minnesota Mining &
           Manufacturing)
           VRDN*
    300    8/01/17 . . . . . . . . . . . . . . . . .       4.12       300,000
         Wisconsin Health &
           Education Facilities
           (Alexian Village of
           Milwaukee)
           Series '88A
  1,000    11/30/95  . . . . . . . . . . . . . . . .       4.00     1,000,000
         Wisconsin State
           Series '95
    900    6/17/96 . . . . . . . . . . . . . . . . .       4.50       903,375
                                                                 ------------
                                                                    2,203,375
                                                                 ------------
         TOTAL INVESTMENTS--98.9%
           (amortized cost
           $76,446,797). . . . . . . . . . . . . . .               76,446,812
         Other assets less
           liabilities--1.1% . . . . . . . . . . . .                  844,441
                                                                 ------------

         NET ASSETS--100%
           (offering and redemption
           price of $1.00 per share;
           77,375,221 shares
           outstanding). . . . . . . . . . . . . . .             $ 77,291,253
                                                                 ------------
                                                                 ------------

                                 ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     GLOSSARY OF TERMS:

     AMT  Alternative Minimum Tax
     BAN  Bond Anticipation Note
     GO   General Obligation
     HFA  Housing Finance Agency/Authority
     IDR  Industrial Development Revenue
     MFHR Multi-Family Housing Revenue
     PCR  Pollution Control Revenue
     TRAN Tax & Revenue Anticipation Note
     VRDN Variable Rate Demand Note


     See notes to financial statements.

STATEMENT OF NET ASSETS
OCTOBER 31, 1995 (UNAUDITED)        ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL
 AMOUNT
  (000)     SECURITY                                      YIELD       VALUE
--------------------------------------------------------------------------------

         U.S. GOVERNMENT & AGENCY
           OBLIGATIONS--99.7%
         FEDERAL NATIONAL MORTGAGE
           ASSOCIATION--41.2%
$ 5,000    2/28/96 . . . . . . . . . . . . . . . . .       5.54% $  4,908,436
  2,000    2/21/96 . . . . . . . . . . . . . . . . .       5.55     1,965,498
  6,100    12/08/95  . . . . . . . . . . . . . . . .       5.55     6,065,205
  5,000    1/25/96 . . . . . . . . . . . . . . . . .       5.58     4,934,125
  3,000    1/30/96 . . . . . . . . . . . . . . . . .       5.59     2,958,075
  1,000    12/08/95  . . . . . . . . . . . . . . . .       5.63       994,214
  7,055    11/07/95  . . . . . . . . . . . . . . . .       5.64     7,048,368
 10,000    5.75%, 7/05/96 FRN. . . . . . . . . . . .       5.84     9,995,343
  6,000    5.76%, 10/15/96 FRN . . . . . . . . . . .       5.83     5,996,017
  5,000    5.78%, 9/03/96 FRN. . . . . . . . . . . .       5.82     4,998,382
  2,000    5.81%, 9/27/96  . . . . . . . . . . . . .       5.81     2,000,000
  4,000    6.48%, 3/27/96  . . . . . . . . . . . . .       5.81     4,009,343
                                                                 ------------
                                                                   55,873,006
                                                                 ------------

         STUDENT LOAN MARKETING
           ASSOCIATION--23.5%
  1,680    5.60%, 7/19/96 FRN. . . . . . . . . . . .       5.65     1,679,476
  5,000    5.71%, 12/01/95 FRN . . . . . . . . . . .       5.83     4,999,483
 22,300    5.80%, 11/20/97 FRN . . . . . . . . . . .       5.75    22,326,669
  2,960    5.85%, 11/01/96 FRN . . . . . . . . . . .       5.65     2,965,583
                                                                 ------------
                                                                   31,971,211
                                                                 ------------

         FEDERAL FARM CREDIT BANK--14.0%
  2,500    11/10/95  . . . . . . . . . . . . . . . .       5.63     2,496,481
    500    5.60%, 7/01/96  . . . . . . . . . . . . .       5.69       499,677
  4,000    5.76%, 6/20/96 FRN. . . . . . . . . . . .       5.81     3,998,732
 10,000    5.77%, 9/03/96 FRN. . . . . . . . . . . .       5.77    10,000,000
  2,000    6.76%, 2/28/96  . . . . . . . . . . . . .       6.71     2,000,184
                                                                 ------------
                                                                   18,995,074
                                                                 ------------

         FEDERAL HOME LOAN
           MORTGAGE CORP.--13.3%
  4,700    1/02/96 . . . . . . . . . . . . . . . . .       5.60     4,654,671
  1,000    11/06/95  . . . . . . . . . . . . . . . .       5.62       999,219
  6,000    11/01/95  . . . . . . . . . . . . . . . .       5.85     6,000,000
    500    5/01/96 . . . . . . . . . . . . . . . . .       5.88       485,137
  1,000    3/29/96 . . . . . . . . . . . . . . . . .       5.97       975,291
  4,000    4/01/96 . . . . . . . . . . . . . . . . .       6.20     3,895,289
  1,000    6.45%, 4/08/96  . . . . . . . . . . . . .       6.52       999,705
                                                                 ------------
                                                                   18,009,312
                                                                 ------------

         FEDERAL HOME LOAN BANK--7.7%
  2,000    2/14/96 . . . . . . . . . . . . . . . . .       6.20     1,963,834
  4,500    4.36%, 4/25/96  . . . . . . . . . . . . .       5.78     4,468,576
  1,500    5.97%, 7/18/96  . . . . . . . . . . . . .       5.97     1,500,000
  2,500    5.99%, 9/18/96  . . . . . . . . . . . . .       5.99     2,500,000
                                                                 ------------
                                                                   10,432,410
                                                                 ------------

         TOTAL INVESTMENTS--99.7%
           (amortized cost
           $135,281,013) . . . . . . . . . . . . . .              135,281,013
         Other assets less
           liabilities--0.3% . . . . . . . . . . . .                  434,020
                                                                 ------------

         NET ASSETS--100%
           (offering and redemption
           price of $1.00 per share;
           135,765,374 shares
           outstanding). . . . . . . . . . . . . . .             $135,715,033
                                                                 ------------
                                                                 ------------

--------------------------------------------------------------------------------

GLOSSARY OF TERMS:

FRN   Floating Rate Note

See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
                                    ACM INSTITUTIONAL RESERVES - PRIME PORTFOLIO
--------------------------------------------------------------------------------



INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . .                  $7,717,552

EXPENSES
  Advisory fee (Note B). . . . . . . . . . . . . .       $258,143
  Registration fees. . . . . . . . . . . . . . . .         59,971
  Custodian fees . . . . . . . . . . . . . . . . .         31,850
  Transfer agency. . . . . . . . . . . . . . . . .         12,022
  Audit and legal fees . . . . . . . . . . . . . .          3,799
  Directors' fees. . . . . . . . . . . . . . . . .          2,762
  Amortization of organization expenses. . . . . .          1,936
  Printing . . . . . . . . . . . . . . . . . . . .          1,450
  Miscellaneous. . . . . . . . . . . . . . . . . .          3,312
                                                         --------
  Total expenses . . . . . . . . . . . . . . . . .        375,245
  Less: expense reimbursement. . . . . . . . . . .       (117,102)     258,143
                                                         --------   ----------
  Net investment income. . . . . . . . . . . . . .                   7,459,409

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments . . . . . . . .                     (38,206)
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . .                  $7,421,203
                                                                    ----------
                                                                    ----------



STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                                          OCTOBER 31, 1995        YEAR ENDED
                                                                                             (UNAUDITED)        APRIL 30, 1995
                                                                                          ----------------      --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $7,459,409          $8,084,553
  Net realized loss on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (38,206)            (77,316)
                                                                                             ------------        ------------
  Net increase in net assets from operations . . . . . . . . . . . . . . . . . . . .            7,421,203           8,007,237

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (7,459,409)         (8,084,553)

CAPITAL STOCK TRANSACTIONS
  Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           81,742,781          89,756,927
                                                                                             ------------        ------------
  Total increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           81,704,575          89,679,611

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          197,789,392         108,109,781
                                                                                             ------------        ------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $279,493,967        $197,789,392
                                                                                             ------------        ------------
                                                                                             ------------        ------------
------------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
                               ACM INSTITUTIONAL RESERVES - GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------



INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . .                  $3,919,934

EXPENSES
  Advisory fee (Note B). . . . . . . . . . . . . .       $131,970
  Registration fees. . . . . . . . . . . . . . . .         47,122
  Custodian fees . . . . . . . . . . . . . . . . .         28,289
  Transfer agency. . . . . . . . . . . . . . . . .         12,175
  Audit and legal fees . . . . . . . . . . . . . .          3,768
  Amortization of organization expenses. . . . . .          3,680
  Directors' fees. . . . . . . . . . . . . . . . .          2,822
  Printing . . . . . . . . . . . . . . . . . . . .          1,150
  Miscellaneous. . . . . . . . . . . . . . . . . .          2,697
                                                         --------
  Total expenses . . . . . . . . . . . . . . . . .        233,673
  Less: expense reimbursement. . . . . . . . . . .       (101,703)     131,970
                                                         --------   ----------
  Net investment income. . . . . . . . . . . . . .                   3,787,964

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments . . . . . . . .                     (30,529)
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . .                  $3,757,435
                                                                    ----------
                                                                    ----------



STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                                          OCTOBER 31, 1995        YEAR ENDED
                                                                                             (UNAUDITED)        APRIL 30, 1995
                                                                                          ----------------      --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $3,787,964          $4,532,827
  Net realized loss on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (30,529)            (23,230)
                                                                                             ------------        ------------
  Net increase in net assets from operations . . . . . . . . . . . . . . . . . . . .            3,757,435           4,509,597

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,787,964)         (4,532,827)

CAPITAL STOCK TRANSACTIONS
  Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,579,258          27,878,851
                                                                                             ------------        ------------
  Total increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,548,729          27,855,621

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          104,409,872          76,554,251
                                                                                             ------------        ------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $111,958,601        $104,409,872
                                                                                             ------------        ------------
                                                                                             ------------        ------------
------------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
                                 ACM INSTITUTIONAL RESERVES - TAX-FREE PORTFOLIO
--------------------------------------------------------------------------------


INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . .                  $1,092,680

EXPENSES
  Advisory fee (Note B). . . . . . . . . . . . . .        $53,524
  Registration fees. . . . . . . . . . . . . . . .         49,670
  Custodian fees . . . . . . . . . . . . . . . . .         25,031
  Transfer agency. . . . . . . . . . . . . . . . .         10,151
  Audit and legal fees . . . . . . . . . . . . . .          4,713
  Directors' fees. . . . . . . . . . . . . . . . .          4,224
  Amortization of organization expenses. . . . . .          3,680
  Printing . . . . . . . . . . . . . . . . . . . .            800
  Miscellaneous. . . . . . . . . . . . . . . . . .          1,811
                                                         --------
  Total expenses . . . . . . . . . . . . . . . . .        153,604
  Less: expense reimbursement. . . . . . . . . . .       (100,080)      53,524
                                                         --------   ----------
  Net investment income. . . . . . . . . . . . . .                   1,039,156

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments . . . . . . . .                     (66,686)
  Net change in unrealized appreciation of investments                    (151)
                                                                    ----------
  Net loss on investments. . . . . . . . . . . . .                     (66,837)
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . .                  $  972,319
                                                                    ----------
                                                                    ----------



STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                                          OCTOBER 31, 1995        YEAR ENDED
                                                                                             (UNAUDITED)        APRIL 30, 1995
                                                                                          ----------------      --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $1,039,156          $1,069,590
  Net realized loss on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (66,686)            (11,019)
  Net change in unrealized appreciation of investments . . . . . . . . . . . . . . .                 (151)           (154,369)
                                                                                              -----------         -----------
  Net increase in net assets from operations . . . . . . . . . . . . . . . . . . . .              972,319             904,202

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,039,156)         (1,069,590)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           41,860,933            (133,564)

OTHER CAPITAL CONTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0             154,387
                                                                                              -----------         -----------
  Total increase (decrease). . . . . . . . . . . . . . . . . . . . . . . . . . . . .           41,794,096            (144,565)

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           35,497,157          35,641,722
                                                                                              -----------         -----------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $77,291,253         $35,497,157
                                                                                              -----------         -----------
                                                                                              -----------         -----------
------------------------------------------------------------------------------------------------------------------------------


See notes to financial statements.

STATEMENT OF OPERATIONS
SIX MONTHS ENDED OCTOBER 31, 1995 (UNAUDITED)
                                    ACM INSTITUTIONAL RESERVES - TRUST PORTFOLIO
--------------------------------------------------------------------------------




INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . .                  $4,201,376

EXPENSES
  Advisory fee (Note B). . . . . . . . . . . . . .       $315,458
  Registration fees. . . . . . . . . . . . . . . .         48,950
  Custodian fees . . . . . . . . . . . . . . . . .         28,676
  Transfer agency. . . . . . . . . . . . . . . . .         10,610
  Audit and legal fees . . . . . . . . . . . . . .          5,120
  Directors' fees. . . . . . . . . . . . . . . . .          2,762
  Printing . . . . . . . . . . . . . . . . . . . .            700
  Miscellaneous. . . . . . . . . . . . . . . . . .          1,711
                                                         --------
  Total expenses . . . . . . . . . . . . . . . . .        413,987
  Less: expense reimbursement. . . . . . . . . . .        (63,478)     350,509
                                                         --------   ----------
  Net investment income. . . . . . . . . . . . . .                   3,850,867

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments . . . . . . . .                     (30,219)
                                                                    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . .                  $3,820,648
                                                                    ----------
                                                                    ----------


STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
                                                                                          SIX MONTHS ENDED
                                                                                          OCTOBER 31, 1995        YEAR ENDED
                                                                                             (UNAUDITED)        APRIL 30, 1995
                                                                                          ----------------      --------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $3,850,867          $3,667,921
  Net realized loss on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (30,219)            (16,775)
                                                                                             ------------        ------------
  Net increase in net assets from operations . . . . . . . . . . . . . . . . . . . .            3,820,648           3,651,146

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (3,850,867)         (3,667,921)

CAPITAL STOCK TRANSACTIONS
  Net increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,568,891          72,386,158
                                                                                             ------------        ------------
  Total increase . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           26,538,672          72,369,383

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          109,176,361          36,806,978
                                                                                             ------------        ------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $135,715,033        $109,176,361
                                                                                             ------------        ------------
                                                                                             ------------        ------------
------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995 (UNAUDITED)                    ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
ACM Institutional Reserves, Inc. (the "Fund") is an open-end investment company registered under the Investment Company Act of 1940. The Fund operates as a series company currently issuing four classes of capital stock: Prime Portfolio, Government Portfolio, Tax-Free Portfolio and Trust Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Fund.

1. VALUATION OF SECURITIES.
Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gain.

2. ORGANIZATION EXPENSES.
The organization expenses of the Fund are being amortized against income on a straight-line basis through August 1995 on Prime Portfolio and through July 1996 on Government and Tax-Free Portfolios, respectively.

3. FEDERAL INCOME TAXES.
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS.
The Fund declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near calendar year end. Dividends paid by Tax-Free Portfolio from net investment income for the six months ended October 31, 1995 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL.
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER.
The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .20 of 1% of average daily net assets for the Prime, Government and Tax-Free Portfolios and .45 of 1% of average daily net assets for the Trust Portfolio. The Adviser has agreed to reimburse the Prime, Government and Tax-Free Portfolios to the extent that their annual aggregate operating expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed .20 of 1% of their average daily net assets for any fiscal year, and in regard to the Trust Portfolio, exceed .50 of 1% of its average daily net assets. For the six months ended October 31, 1995, reimbursement was $117,102, $101,703, $100,080, and $63,478 for the Prime,
Government, Tax-Free and Trust Portfolios, respectively. The Prime, Government, Tax-Free and Trust Portfolios compensate Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services. Such compensation for the Prime, Government and Tax-Free Portfolios, for the six months ended October 31, 1995, amounted to $9,016 per portfolio. Such compensation for the Trust Portfolio, for the six months ended October 31, 1995, amounted to $8,372.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------

NOTE C: INVESTMENT TRANSACTIONS.
At October 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes for all portfolios. For federal income tax purposes, the Prime Portfolio had a capital loss carryforward at April 30, 1995 of $118,050, of which $1,377 expires in 1999, $3,535 in 2000,
$6,777 in 2001, $29,045 in 2002 and $77,316 in the year 2003; the Government
Portfolio had a capital loss carryforward of $61,605, of which $1,340 expires in 2000, $9,174 in 2001 and $51,091 in the year 2002; the Tax-Free Portfolio had a capital loss carryforward of $6,278, of which $87 expires in 2000 and $6,191 in the year 2002; and the Trust Portfolio had a capital loss carryforward of $20,122, of which $3,347 expires in 2002 and $16,775 in the year 2003.

--------------------------------------------------------------------------------

NOTE D: CAPITAL STOCK.
There are 1,000,000,000 shares of $.01 par value capital stock authorized. At October 31, 1995, capital paid-in aggregated $279,650,223 on Prime Portfolio, $112,073,965 on Government Portfolio, $77,375,221 on Tax-Free Portfolio, and $135,765,374 on Trust Portfolio. Transactions, all at $1.00 per share, were as follows:


                                              SIX MONTHS ENDED
                                              OCTOBER 31, 1995    YEAR ENDED
                                                 (UNAUDITED)    APRIL 30, 1995
                                              ----------------  --------------
PRIME PORTFOLIO
Shares sold. . . . . . . . . . . . . . . . .   1,636,517,513    1,407,213,884
Shares issued on reinvestments of dividends.       7,459,409        8,106,776
Shares redeemed. . . . . . . . . . . . . . .  (1,562,234,141)  (1,325,563,733)
                                              --------------   --------------
Net increase . . . . . . . . . . . . . . . .     .81,742,781       89,756,927
                                              --------------   --------------
                                              --------------   --------------


                                              SIX MONTHS ENDED
                                              OCTOBER 31, 1995    YEAR ENDED
                                                 (UNAUDITED)    APRIL 30, 1995
                                              ----------------  --------------
GOVERNMENT PORTFOLIO
Shares sold. . . . . . . . . . . . . . . . .     524,460,041      608,886,851
Shares issued on reinvestments of dividends.       3,787,964        4,548,358
Shares redeemed. . . . . . . . . . . . . . .    (520,668,747)    (585,556,358)
                                              --------------   --------------
Net increase . . . . . . . . . . . . . . . .       7,579,258       27,878,851
                                              --------------   --------------
                                              --------------   --------------


                                              SIX MONTHS ENDED
                                              OCTOBER 31, 1995    YEAR ENDED
                                                 (UNAUDITED)    APRIL 30, 1995
                                              ----------------  --------------
TAX-FREE PORTFOLIO
Shares sold. . . . . . . . . . . . . . . . .     286,985,320      295,718,756
Shares issued on reinvestments of dividends.       1,039,152        1,075,771
Shares redeemed. . . . . . . . . . . . . . .    (246,163,539)    (296,928,091)
                                              --------------   --------------
Net increase (decrease). . . . . . . . . . .      41,860,933         (133,564)
                                              --------------   --------------
                                              --------------   --------------


                                              SIX MONTHS ENDED
                                              OCTOBER 31, 1995    YEAR ENDED
                                                 (UNAUDITED)    APRIL 30, 1995
                                              ----------------  --------------
TRUST PORTFOLIO
Shares sold. . . . . . . . . . . . . . . . .     491,833,078      415,936,022
Shares issued on reinvestments of dividends.       3,850,867        3,675,366
Shares redeemed. . . . . . . . . . . . . . .    (469,115,054)    (347,225,230)
                                              --------------   --------------
Net increase . . . . . . . . . . . . . . . .      26,568,891       72,386,158
                                              --------------   --------------
                                              --------------   --------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------

NOTE E: FINANCIAL HIGHLIGHTS.
Per share operating performance for a share outstanding throughout each period.


                                      SIX MONTHS ENDED                    YEAR ENDED APRIL 30,                  AUGUST 20, 1990(a)
                                      OCTOBER 31, 1995    ----------------------------------------------------        THROUGH
                                         (UNAUDITED)        1995           1994           1993           1992     APRIL 30, 1991
                                      ----------------      ----           -----          ----           ----   ------------------

PRIME PORTFOLIO
Net asset value, beginning of
 period. . . . . . . . . . . . . . .       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                           -------        -------        -------        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . .        0.0290         0.0502         0.0325         0.0353         0.0535         0.0506
                                           -------        -------        -------        -------        -------        -------

LESS: DISTRIBUTIONS
Dividends from net investment income       (0.0290)       (0.0502)       (0.0325)       (0.0353)       (0.0535)       (0.0506)
                                           -------        -------        -------        -------        -------        -------
Net asset value, end of period . . .       $  1.00        $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                           -------        -------        -------        -------        -------        -------
                                           -------        -------        -------        -------        -------        -------

TOTAL RETURNS
Total investment return based on
  net asset value (b). . . . . . . .          5.86%(c)       5.15%          3.30%          3.59%          5.50%          7.54%(c)
                                           -------        -------        -------        -------        -------        -------
                                           -------        -------        -------        -------        -------        -------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in millions) . . . . . . . . . . .        $279.5         $197.8         $108.1          $64.3          $25.0          $27.2
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . .          0.20%(c)       0.20%          0.20%          0.18%          0.02%           -0-
  Expenses, before waivers
     and reimbursements. . . . . . .          0.29%(c)       0.36%          0.42%          0.48%          0.81%          1.09%(c)
  Net investment income (d). . . . .          5.78%(c)       5.24%          3.25%          3.42%          5.30%          6.84%(c)


                                                      SIX MONTHS ENDED            YEAR ENDED APRIL 30,           JULY 22, 1991(a)
                                                      OCTOBER 31, 1995     ----------------------------------         THROUGH
                                                         (UNAUDITED)       1995           1994           1993     APRIL 30, 1992
                                                      ----------------     ----           -----          ----   ------------------
GOVERNMENT PORTFOLIO
Net asset value, beginning of period . . . .                $1.00          $1.00          $1.00          $1.00          $1.00
                                                          -------        -------        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . .               0.0287         0.0493         0.0315         0.0339         0.0377
                                                          -------        -------        -------        -------        -------

LESS: DISTRIBUTIONS
Dividends from net investment income . . . .              (0.0287)       (0.0493)       (0.0315)       (0.0339)       (0.0377)
                                                          -------        -------        -------        -------        -------
Net asset value, end of period . . . . . . .              $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

TOTAL RETURNS
Total investment return based on
  net asset value (b). . . . . . . . . . . .                 5.79%(c)       5.06%          3.20%          3.45%          4.98%(c)
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions). . .               $112.0         $104.5          $76.6          $73.2          $24.7
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . . . . . .                 0.20%(c)       0.20%          0.20%          0.18%          0.10%(c)
  Expenses, before waivers
     and reimbursements. . . . . . . . . . .                 0.35%(c)       0.38%          0.36%          0.49%          0.86%(c)
  Net investment income (d). . . . . . . . .                 5.74%(c)       4.94%          3.15%          3.30%          4.86%(c)


--------------------------------------------------------------------------------
(a)  Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c)  Annualized.
(d)  Net of expenses reimbursed or waived by the Adviser.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------


                                                      SIX MONTHS ENDED            YEAR ENDED APRIL 30,           JULY 22, 1991(a)
                                                      OCTOBER 31, 1995   --------------------------------------       THROUGH
                                                         (UNAUDITED)       1995           1994           1993     APRIL  30, 1992
                                                      ----------------     ----           -----          ----    ----------------

TAX-FREE PORTFOLIO
Net asset value, beginning of period . . . .              $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                          -------        -------        -------        -------        -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . .               0.0042         0.0326         0.0240         0.0287         0.0334
Net unrealized loss on investments . . . . .                  -0-        (0.0048)           -0-            -0-            -0-
                                                          -------        -------        -------        -------        -------
Net increase in net asset value
  from operations. . . . . . . . . . . . . .               0.0042         0.0278         0.0240         0.0287         0.0334
                                                          -------        -------        -------        -------        -------

LESS: DISTRIBUTIONS
Dividends from net investment income . . . .              (0.0042)       (0.0326)       (0.0240)       (0.0287)       (0.0334)
                                                          -------        -------        -------        -------        -------

ADD: CAPITAL CONTRIBUTION
Capital Contributed by the Adviser . . . . .                  -0-         0.0048           -0-             -0-            -0-
                                                          -------        -------        -------        -------        -------

Net asset value, end of period . . . . . . .              $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

TOTAL RETURNS
Total investment return based on
  net asset value (b). . . . . . . . . . . .                 3.84%(c)       3.31%          2.43%          2.92%          4.40%(c)
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions). . .                $77.3          $35.0          $35.6          $40.9           $8.5
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . . . . . .                 0.20%(c)       0.20%          0.20%          0.18%          0.10%(c)
  Expenses, before waivers
     and reimbursements. . . . . . . . . . .                 0.57%(c)       0.76%          0.69%          0.95%          2.08%(c)
  Net investment income (d). . . . . . . . .                 3.88%(c)       3.31%          2.40%          2.73%          4.01%(c)


                                                      SIX MONTHS ENDED           YEAR ENDED APRIL 30,           NOVEMBER 16, 1992(a)
                                                      OCTOBER 31, 1995       -----------------------------             THROUGH
                                                         (UNAUDITED)            1995                1994           APRIL 30, 1993
                                                      ----------------          -----               ----        --------------------


TRUST PORTFOLIO
Net asset value, beginning of period . . . . . . .        $  1.00             $  1.00             $  1.00             $  1.00
                                                          -------             -------             -------             -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income. . . . . . . . . . . . . . .         0.0274              0.0479              0.0309              0.0144
                                                          -------             -------             -------             -------

LESS: DISTRIBUTIONS
Dividends from net investment income . . . . . . .        (0.0274)            (0.0479)            (0.0309)            (0.0144)
                                                          -------             -------             -------             -------
Net asset value, end of period . . . . . . . . . .        $  1.00             $  1.00             $  1.00             $  1.00
                                                          -------             -------             -------             -------
                                                          -------             -------             -------             -------
TOTAL RETURNS
Total investment return based on
  net asset value (b). . . . . . . . . . . . . . .           5.53%(c)            4.91%               3.14%               3.21%(c)
                                                          -------             -------             -------             -------
                                                          -------             -------             -------             -------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions). . . . . .         $135.7              $109.2               $36.8                $5.3
Ratio to average net assets of:
  Expenses, net of waivers
     and reimbursements. . . . . . . . . . . . . .           0.50%(c)            0.49%               0.14%                -0-
  Expenses, before waivers
     and reimbursements. . . . . . . . . . . . . .           0.59%(c)            0.82%               0.38%               2.69%(c)
  Net investment income (d). . . . . . . . . . . .           5.49%(c)            5.31%               3.15%               3.17%(c)


--------------------------------------------------------------------------------
(a)  Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends at net asset value during the period and redemption on the last day of the period.
(c)  Annualized.
(d)  Net of expenses reimbursed or waived by the Adviser.

                                                ACM INSTITUTIONAL RESERVES, INC.
--------------------------------------------------------------------------------


ACM INSTITUTIONAL RESERVES, INC.
1345 Avenue of the Americas
New York, New York 10105
Toll-free 1 (800) 237-5822

YIELDS. For current recorded yield information on the Fund, call on a touch-tone telephone toll-free 1 (800) 251-0539 and press the following sequence of keys: 1 * 16 # for the Prime Portfolio, 1 * 27 # for the Government Portfolio, 1 * 38 # for the Tax-Free Portfolio and 1 * 0 # for the Trust Portfolio.
FOR NON-TOUCH-TONE TELEPHONES, CALL TOLL-FREE 1 (800) 221-9513


BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN
RUTH BLOCK
DAVID H. DIEVLER
JOHN H. DOBKIN
WILLIAM H. FOULK, JR.
JAMES M. HESTER
CLIFFORD L. MICHEL
ROBERT C. WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
JOHN F. CHIODI, JR., VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
PAMELA F. RICHARDSON, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA  02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY  10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY  10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ  07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY  10105

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.